Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Cash flows from operating activities:
Net loss	$ (3,101,000)	$ (1,546,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,116,000	827,000
Share based compensation	251,000	286,000
Accretion of discounts and issuance costs on debt	127,000	30,000
Adjustment of warrant liability to fair value	(172,000)	(131,000)
Change in fair value of equity forward	(16,000)
Capitalized software development costs		(334,000)
Change in other long term assets		(167,000)
Gain on sale of product line	(324,000)	(802,000)
Accrued interest and fees on loan payable	98,000
Change in deferred rent	487,000	(110,000)
Changes in operating assets and liabilities:
Trade accounts receivable	590,000	1,175,000
Inventories	(676,000)	883,000
Prepaid expenses and other current assets	365,000	(134,000)
Accounts payable	(111,000)	(817,000)
Accrued payroll and benefits	(240,000)	(64,000)
Deferred revenue	(240,000)	810,000
Other current liabilities	229,000	38,000
Net cash used in operating activities	(1,617,000)	(56,000)
Cash flows from investing activities:
Purchases of property and equipment	(688,000)	(41,000)
Cash received from sale of product line		1,225,000
Cash returned related to sale of product line		(375,000)
Net cash (used in) provided by investing activities	(688,000)	809,000
Cash flows from financing activities:
Payments on capital leases	(50,000)	(45,000)
Repayments of line of credit	(30,000)	(218,000)
Proceeds from loan payable, net of issuance costs	1,456,000
Repayments of loan payable		(400,000)
Proceeds from issuance of Series E preferred stock, net of issuance costs of $102	993,000
Net cash (used in) provided by financing activities	2,369,000	(663,000)
Increase in cash and cash-equivalents	64,000	90,000
Beginning cash and cash-equivalents	1,421,000	1,331,000
Ending cash and cash-equivalents	1,485,000	1,421,000
Supplementary disclosure of cash flow information:
Cash paid for income taxes	2,000	2,000
Cash paid for interest	282,000	77,000
Supplementary disclosure of noncash investing and financing activities:
Fair value of warrants issued to EGE as issuance costs for Series E	54,000
Fair value of modified warrants	281,000
Common stock issued in connection with debt issuance	224,000
Fully depreciated equipment disposal	$ 380,000	$ 174,000